INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of loss from continuing operations before income taxes and equity in (earnings) of equity-method investment

	Year Ended December 31,
	2015	2014	2013
United States	$(31,572)	$(32,684)	$(17,066)
Foreign	(20,731)	(8,430)	(3,262)
Loss from continuing operations before income taxes and equity in (earnings) of equity-method investment	$(52,303)	$(41,114)	$(20,328)

Schedule of current and deferred income tax (benefit) provision
	Year Ended December 31,
	2015	2014	2013
Current:
Federal	$—	$—	$(420)
State	152	127	122
Foreign	158	121	12
	310	248	(286)
Deferred:
State	—	—	25
Foreign	(3,970)	(1,609)	(24)
	(3,970)	(1,609)	1
Net income tax benefit	$(3,660)	$(1,361)	$(285)

Schedule of effective income tax rate reconciliation

	Year Ended December 31,
	2015	2014	2013
Federal income tax at statutory rates	(34)%	(34)%	(34)%
Foreign income tax	4	—	—
State income tax	(4)	(4)	(4)
Other permanent differences	—	2	3
Statutory tax rate change	—	—	1
Compensation	3	4	5
Capital loss expiration	—	—	11
Acquisition costs	—	—	6
Change in valuation allowance	24	29	11
Effective tax rate	(7)%	(3)%	(1)%

Schedule of deferred tax assets and liabilities

	December 31,
	2015	2014
Current deferred income tax assets:
Provision for doubtful accounts	$—	$2,998
Accrued compensation	—	1,673
Other accrued expenses	—	4
Deferred revenue	—	844
Restructuring liability	—	687
Other	—	208
Current deferred income tax assets	—	6,414
Less: valuation allowance	—	(5,781)
Net current deferred income tax assets	—	633

Long-term deferred income tax (liabilities) assets:
Property and equipment	52,551	45,719
Goodwill	3,338	3,388
Intangible assets	(19,049)	(20,090)
Deferred revenue, less current portion	2,540	1,225
Restructuring liability, less current portion	1,474	1,026
Deferred rent	3,482	4,119
Stock-based compensation	5,578	4,667
Provision for doubtful accounts	2,299	—
U.S. net operating loss carryforwards	78,570	69,457
Foreign net operating loss carryforwards, less current portion	10,238	10,052
Tax credit carryforwards	3,683	3,246
Other	2,726	1,771
Long-term deferred income tax assets	147,430	124,580
Less: valuation allowance	(148,310)	(130,236)
Net long-term deferred income tax (liabilities) assets	(880)	(5,656)

Net deferred tax liabilities	$(880)	$(5,023)

Schedule of summary of changes in deferred tax asset valuation allowance
	Year Ended December 31,
	2015	2014	2013
Balance, January 1,	$136,017	$126,568	$124,433
Increase in deferred tax assets	12,293	9,449	2,135
Balance, December 31,	$148,310	$136,017	$126,568

Schedule of changes in unrecognized tax benefits

	Year Ended December 31,
	2015	2014	2013
Unrecognized tax benefits balance, January 1,	$408	$408	$341
Addition for tax positions taken in a prior year	—	—	408
Deduction for tax positions taken in a prior year	(408)	—	(341)
Unrecognized tax benefits balance, December 31,	$—	$408	$408